Total
Dimensional World ex U.S. Core Equity 2 ETF
Dimensional World ex U.S. Core Equity 2 ETF
Investment Objective
The investment objective of the Dimensional World ex U.S. Core Equity 2 ETF (the “World ex U.S. Core Equity ETF” or “Portfolio”) is to achieve long-term
capital appreciation while considering federal tax implications of investment decisions.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy, hold or sell shares of the World ex U.S. Core Equity ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Dimensional World ex U.S. Core Equity 2 ETF Dimensional World ex U.S. Core Equity 2 ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dimensional World ex U.S. Core Equity 2 ETF Dimensional World ex U.S. Core Equity 2 ETF [1]
Management Fee	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.31%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decreased management fee payable by the Portfolio. The predecessor fund’s (defined below) management fee was 0.30%.

EXAMPLE
This Example is meant to help you compare the cost of investing in the World ex U.S. Core Equity ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs whether you redeem or hold your shares would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Dimensional World ex U.S. Core Equity 2 ETF | Dimensional World ex U.S. Core Equity 2 ETF | USD ($)	32	100	174	393

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Dimensional World ex U.S. Core Equity 2 ETF | Dimensional World ex U.S. Core Equity 2 ETF | USD ($)	32	100	174	393

PORTFOLIO TURNOVER
The World ex U.S. Core Equity ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 8% of the average value of its investment portfolio.
Principal Investment Strategies
Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the World ex U.S. Core Equity ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
To achieve its investment objective, the Portfolio will purchase a broad and diverse group of securities of
non-U.S.
companies in countries with developed and emerging markets. The Portfolio invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the
Non-U.S.
Universe. For purposes of this Portfolio, the Advisor defines the
Non-U.S.
Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the Non-U.S. Universe it represents) of
non-U.S.
companies in developed and emerging markets that have been authorized for investment as approved markets by the Advisor’s Investment Committee. The Portfolio’s increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the
Non-U.S.
Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.
The World ex U.S. Core Equity ETF intends to purchase securities of companies associated with developed market and emerging market countries, which may include frontier markets (emerging market countries in an earlier stage of development), that the Advisor has designated as approved markets. As a non-fundamental
policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in
non-U.S.
equity securities and/or investments that provide exposure to
non-U.S.
securities. The Portfolio may gain exposure to
non-U.S.
securities by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time.
The World ex U.S. Core Equity ETF may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
The World ex U.S. Core Equity ETF may lend its portfolio securities to generate additional income.
The World ex U.S. Core Equity ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks
Because the value of your investment in the World ex U.S. Core Equity ETF will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Equity Market Risk:
Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Profitability Investment Risk:
High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Value Investment Risk:
V
alue stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Small and
Mid-Cap
Company Risk:
 Securities of small and
mid-cap
companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap
company security at a desired time or price. As a result, small and mid-cap
company stocks may fluctuate relatively more in price. In general, small and mid-capitalization
companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Foreign Securities and Currencies Risk:
Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The World ex U.S. Core Equity ETF does not hedge foreign currency risk.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.
Emerging Markets Risk:
Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Tax
-
Management Strategy Risk:
The
tax-management
strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax
managed funds. The Advisor anticipates that performance of the Portfolio may deviate from that of non-tax
managed funds.
Market Trading Risk:
Active trading markets for Portfolio shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.
Premium/Discount Risk:
The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Derivatives Risk:
Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging
purposes may be considered to carry more risk than other types of investments. When the World ex U.S. Core Equity ETF uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, securities, rate, or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk:
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk:
Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk:
The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance
The bar chart and table immediately following illustrate the variability of the World ex U.S. Core Equity ETF’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The World ex U.S. Core Equity ETF is adopting the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the World ex U.S. Core Equity ETF (the “Reorganization”). Prior to the Reorganization, the World ex U.S. Core Equity ETF had not yet commenced operations. The bar chart shows the changes in the predecessor fund’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting
http://us.dimensional.com
.
The
after-tax
returns presented in the table for the predecessor fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax
returns shown are not relevant to investors who hold shares of the predecessor fund through tax-advantaged
arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio—Total Returns

January 2011-December 2020
Highest Quarter	Lowest Quarter
19.21% (4/20–6/20)	-28.07% (1/20–3/20)

Annualized Returns (%) Periods ending December 31, 2020
Average Annual Total Returns - Dimensional World ex U.S. Core Equity 2 ETF	1 Year	5 Years	10 Years
Dimensional World ex U.S. Core Equity 2 ETF	9.11%	8.53%	4.78%
Dimensional World ex U.S. Core Equity 2 ETF | Return After Taxes on Distributions	8.77%	8.07%	4.34%
Dimensional World ex U.S. Core Equity 2 ETF | Return After Taxes on Distributions and Sale of Portfolio Shares	5.81%	6.79%	3.85%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	10.65%	8.93%	4.92%